Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 123,845	$ 821,331
Prepaid expenses	440,555	443,165
Total current assets	564,400	1,264,496
Investments held in Trust Account	375,017,221	375,007,974
Total Assets	375,581,621	376,272,470
Current liabilities:
Accounts payable	119,197	5,497
Accrued expenses	87,280	117,238
Total current liabilities	206,477	122,735
Derivative warrant liabilities	36,124,190	28,500,590
Deferred underwriting commissions in connection with the initial public offering	13,125,000	13,125,000
Total liabilities	49,455,667	41,748,325
Commitments and Contingencies
Class A common stock subject to possible redemption	321,125,950	329,524,140
Shareholders’ Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	20,070,869	11,672,764
Accumulated deficit	(15,072,341)	(6,674,151)
Total Shareholders’ equity	5,000,004	5,000,005
Total Liabilities and Shareholders’ Equity	375,581,621	376,272,470
Class A Ordinary Shares
Shareholders’ Equity:
Common stock value	539	455
Total Shareholders’ equity	539	455
Class B Ordinary Shares
Shareholders’ Equity:
Common stock value	937	937
Total Shareholders’ equity	$ 937	$ 937